Equity Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Summary of carrying value and change of the Company's investments
	For the year ended Dec 31, 2018	For the year ended Dec 31, 2017

Beginning Balance	$3,688,676	$-
Investment made to Ling Ban	-	2,645,672
Investment made to Ling Ban Online	-	863,732
Investment made to TWIC	1,461	-
Translation adjustment	(198,484)	179,272
Ending Balance	$3,491,653	$3,688,676